Intangible Assets, Net - Schedule of Future Amortization Expenses for Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Net carrying value	$ 77,679	$ 122,579
Computer Software
Finite-Lived Intangible Assets [Line Items]
2026	1,455
2027	1,450
2028	1,434
2029	1,403
2030	1,328
Thereafter	3,132
Net carrying value	$ 10,202	$ 8,154